Related Party Transactions Related Party Balances (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Receivables due from fellow subsidiaries		$ 1	$ 2
Payables to related companies	$ 8	3	9
LVS
Disclosure of transactions between related parties [line items]
Receivables due from fellow subsidiaries	0	1	0
Payables to related companies	4	0	3
Intermediate holding company
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 4	3	5
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Receivables due from fellow subsidiaries		0	2
Payables to related companies		$ 0	$ 1